9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of option-based payments and compensation

Key management personnel include directors and executive officers of the Company.  The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2024	2023	2022

Remuneration or fees	$ 184,813	$ 183,412	$ 186,625
Option based payments (non-cash item)	42,090	333,918	3,836,669
Total compensation for key management personnel	$ 226,903	$ 517,330	$ 4,023,293